Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2011
Other Comprehensive Income (Loss)
14.	Other Comprehensive Income (Loss)

Changes in accumulated other comprehensive income (loss) are as follows:

	Years ended December 31
	2011	2010	2009
	(Millions of yen)
Foreign currency translation adjustments:
Balance at beginning of year	¥(325,612)	¥(202,628)	¥(235,968)
Adjustments for the year	(53,251)	(122,984)	33,340

Balance at end of year	(378,863)	(325,612)	(202,628)
Net unrealized gains and losses on securities:
Balance at beginning of year	3,020	3,285	1,135
Adjustments for the year	(2,017)	(265)	2,150

Balance at end of year	1,003	3,020	3,285
Net gains and losses on derivative instruments:
Balance at beginning of year	917	71	1,493
Adjustments for the year	(462)	846	(1,422)

Balance at end of year	455	917	71
Pension liability adjustments:
Balance at beginning of year	(68,784)	(61,546)	(59,480)
Adjustments for the year	(35,584)	(7,238)	(2,066)

Balance at end of year	(104,368)	(68,784)	(61,546)
Total accumulated other comprehensive income (loss):
Balance at beginning of year	(390,459)	(260,818)	(292,820)
Adjustments for the year	(91,314)	(129,641)	32,002

Balance at end of year	¥(481,773)	¥(390,459)	¥(260,818)

Tax effects allocated to each component of other comprehensive income (loss) and reclassification adjustments, including amounts attributable to noncontrolling interests, are as follows:

	Years ended December 31
	Before-tax amount	Tax (expense) or benefit	Net-of-tax amount
	(Millions of yen)
2011:
Foreign currency translation adjustments	¥(53,839)	¥(247)	¥(54,086)
Net unrealized gains and losses on securities:
Amount arising during the year	(7,571)	3,010	(4,561)
Reclassification adjustments for gains and losses realized in net income	4,077	(1,632)	2,445

Net change during the year	(3,494)	1,378	(2,116)
Net gains and losses on derivative instruments:
Amount arising during the year	4,221	(1,708)	2,513
Reclassification adjustments for gains and losses realized in net income	(5,006)	2,044	(2,962)

Net change during the year	(785)	336	(449)
Pension liability adjustments:
Amount arising during the year	(59,928)	20,252	(39,676)
Reclassification adjustments for gains and losses realized in net income	2,038	(739)	1,299

Net change during the year	(57,890)	19,513	(38,377)

Other comprehensive income (loss)	¥(116,008)	¥20,980	¥(95,028)

2010:
Foreign currency translation adjustments	¥(128,271)	¥1,353	¥(126,918)
Net unrealized gains and losses on securities:
Amount arising during the year	(2,179)	671	(1,508)
Reclassification adjustments for gains and losses realized in net income	1,320	42	1,362

Net change during the year	(859)	713	(146)
Net gains and losses on derivative instruments:
Amount arising during the year	8,409	(3,573)	4,836
Reclassification adjustments for gains and losses realized in net income	(6,990)	2,921	(4,069)

Net change during the year	1,419	(652)	767
Pension liability adjustments:
Amount arising during the year	(19,170)	8,314	(10,856)
Reclassification adjustments for gains and losses realized in net income	2,323	(794)	1,529

Net change during the year	(16,847)	7,520	(9,327)

Other comprehensive income (loss)	¥(144,558)	¥8,934	¥(135,624)

2009:
Foreign currency translation adjustments	¥35,459	¥(2,089)	¥33,370
Net unrealized gains and losses on securities:
Amount arising during the year	2,231	(1,333)	898
Reclassification adjustments for gains and losses realized in net income	2,205	(886)	1,319

Net change during the year	4,436	(2,219)	2,217
Net gains and losses on derivative instruments:
Amount arising during the year	298	(119)	179
Reclassification adjustments for gains and losses realized in net income	(2,670)	1,068	(1,602)

Net change during the year	(2,372)	949	(1,423)
Pension liability adjustments:
Amount arising during the year	(4,115)	1,891	(2,224)
Reclassification adjustments for gains and losses realized in net income	1,911	(632)	1,279

Net change during the year	(2,204)	1,259	(945)

Other comprehensive income (loss)	¥35,319	¥(2,100)	¥33,219